Additional information: Condensed statements of comprehensive income of the parent company (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional information: condensed financial statements of the Company
Selling expenses	¥ (510,608,000)	¥ (413,068,000)	¥ (333,526,000)
General and administrative expenses	(230,646,000)	(196,329,000)	(115,485,000)
Finance income	1,185,000	388,000	322,000
Finance costs	(29,189,000)	(24,293,000)	(9,244,000)
Fair value loss of convertible redeemable preferred shares		136,656,000	(226,248,000)
Fair value loss of convertible note	(1,599,000)	(5,193,000)	(9,152,000)
Fair value loss of exchangeable note liabilities		45,274,000	(56,925,000)
(Loss)/profit before income tax	(259,492,000)	152,364,000	(233,972,000)
Income tax expense	(12,587,000)	14,036,000	18,508,000
(Loss)/profit for the year	(246,905,000)	138,328,000	(252,480,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(731,000)	672,000	1,088,000
Total other comprehensive income/(loss) for the year, net of tax	(731,000)	672,000	1,088,000
Total comprehensive (loss)/income for the year	(247,636,000)	139,000,000	(251,392,000)
Parent company
Additional information: condensed financial statements of the Company
Profit/(loss) from subsidiaries	(140,096,000)	40,231,000	55,581,000
Selling expenses	(1,228,000)	(1,889,000)	(1,537,000)
General and administrative expenses	(103,982,000)	(72,908,000)	(9,252,000)
Finance income			14,000
Finance costs		(4,144,000)	(4,660,000)
Fair value loss of convertible redeemable preferred shares		136,656,000	(226,248,000)
Fair value loss of convertible note	(1,599,000)	(5,193,000)	(9,152,000)
Fair value loss of exchangeable note liabilities		(45,274,000)	56,925,000
Fair value loss of derivative financial instrument		301,000	(301,000)
(Loss)/profit before income tax	(246,905,000)	138,328,000	(252,480,000)
(Loss)/profit for the year	(246,905,000)	138,328,000	(252,480,000)
Items that may be subsequently reclassified to profit or loss
Currency translation differences	(731,000)	672,000	1,088,000
Total other comprehensive income/(loss) for the year, net of tax	(731,000)	672,000	1,088,000
Total comprehensive (loss)/income for the year	¥ (247,636,000)	¥ 139,000,000	¥ (251,392,000)